Mining interests - Schedule of Gain on Sale of Operations (Details) - Disposal Group, Disposed By Sale, Not Discontinued Operations - USD ($) $ in Thousands			12 Months Ended
	Nov. 30, 2021	Oct. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Kiaka Project
Disposal Groups, Including Discontinued Operations [Line Items]
Initial payment received upon agreement execution	$ 450
Cash consideration received upon closing	22,500
Common shares of WAF, issued upon closing	20,530
Cash consideration, one year from closing discounted at 10.22%	41,239
NSR Royalty	18,488		$ 18,488	$ 0
Discount rate		10.22%
Transaction costs	(248)
Total proceeds from sale, net of transaction costs	102,959
Total assets sold	85,656
Total liabilities sold	(5,356)
Net assets sold	80,300
Gain (loss) on disposals of property, plant and equipment	22,659	$ 23,000
Toega Project
Disposal Groups, Including Discontinued Operations [Line Items]
Initial payment received upon agreement execution				9,000
Cash consideration received upon closing	9,000
NSR Royalty	2,599		2,599	0
Tax guarantee receivable	1,858		$ 1,858	$ 0
Transaction costs	(18)
Total proceeds from sale, net of transaction costs	22,439
Total assets sold	23,237
Total liabilities sold	(602)
Net assets sold	22,635
Gain (loss) on disposals of property, plant and equipment	$ (196)